Other Non-Current Assets - Maturity debt securities, Maturity (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other Non-Current Asset
Total	¥ 28,784,997	$ 4,054,282	¥ 11,040,283
Debt Securities, Held-to-Maturity, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent
Debt Securities Contractual Maturity
Other Non-Current Asset
Due in 1 year through 2 years	¥ 11,510,069	$ 1,621,159	¥ 5,536,768
Due in 2 years through 3 years	17,274,928	2,433,123	5,503,515
Total	¥ 28,784,997	$ 4,054,282	¥ 11,040,283